EATON VANCE DIVERSIFIED CURRENCY INCOME FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE STRATEGIC INCOME FUND
Supplement to Prospectus dated March 1, 2012

1.  The following replaces the fifth paragraph in “Overview.” under “Investment Objectives & Principal Policies and Risks”:

Global Macro Absolute Return Advantage Fund also may enter into forward commitments to purchase or sell instruments. Emerging Markets Local Income Fund, Global Macro Absolute Return Fund, Diversified Currency Income Fund and Strategic Income Fund may enter into forward commitments to purchase U.S. Government agency generic MBS, with the total amount of such outstanding commitments not to exceed 10% of each such Fund’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. Each of these four Funds may enter into forward commitments to sell generic U.S. Government agency MBS, with the total amount of such outstanding commitments not to exceed 50% of MBS holdings.

October 4, 2012	6300-10/12 GMIIFPS2

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE STRATEGIC INCOME FUND
Supplement to Statement of Additional Information dated March 1, 2012

1.  The following replaces the first bulleted non fundamental investment policy in “Investment Restrictions”:

•

make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short; or

October 4, 2012